Derivative Financial Instruments (Tables) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.	12 Months Ended
Dec. 31, 2015
Derivative Financial Instruments
Schedule of open crude oil derivative positions

	2016	2017
Crude Oil Swaps:
Notional volume (Bbl)	729,000	127,750
Weighted average floor price ($/Bbl)	$67.82	$61.36
Crude Oil Basis Swaps:
Notional volume (Bbl)	622,200	91,250
Weighted average floor price ($/Bbl)	$(0.71)	$(0.20)

Summary of gross fair value of derivative assets and liabilities and effect of netting on consolidated and combined balance sheets

The following table below summarizes the gross fair value of derivative assets and liabilities and the effect of netting on the consolidated and combined balance sheets (in thousands):

				Net Amounts
	Balance Sheet	Gross	Netting	Presented on the
	Classification	Amounts	Adjustments	Balance Sheet
December 31, 2015:
Assets:
Derivative instruments	Current assets	$19,469	$(426)	$19,043
Derivative instruments	Noncurrent assets	2,071	(1)	2,070
Total assets		$21,540	$(427)	$21,113
December 31, 2014:
Assets:
Derivative instruments	Current assets	$30,444	$(22)	$30,422
Derivative instruments	Noncurrent assets	6,365	—	6,365
Total assets		$36,809	$(22)	$36,787

Schedule of gains and losses for derivative instruments not designated as hedges

The following table presents gains and losses for derivative instruments not designated as hedges for accounting purposes for the periods presented (in thousands):

	For the Year Ended December 31,
	2015	2014	2013
Gain (loss) on derivative instruments	$20,756	$41,943	$(4,410)